Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred revenue from related parties	$ 15,442	$ 22,101	$ 16,703
Deferred revenue, net of current portion from related parties	$ 159,268	$ 97,977	$ 125,628
Preferred stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares authorized	200,000,000	200,000,000	200,000,000
Preferred stock shares issued	0	0	0
Preferred stock shares outstanding	0	0
Common stock par or stated value per share		$ 0.0001	$ 0.0001
Common stock shares authorized	15,800,000,000	15,800,000,000	15,800,000,000
Common stock shares issued	1,486,954,612	1,289,014,925	1,256,237,919
Common stock shares outstanding	1,486,712,858	1,288,595,876	1,255,562,032
Temporary Equity, Par or Stated Value Per Share		$ 0.0001	$ 0.0001
Temporary Equity, Shares Issued		0	0
Temporary Equity, Shares Outstanding		0	0
Common Class A [Member]
Common stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	10,500,000,000	10,500,000,000	10,500,000,000
Common stock shares issued	1,188,722,056	974,224,443	956,235,918
Common stock shares outstanding	1,188,707,589	974,166,577	956,120,186
Common Class B [Member]
Common stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	4,500,000,000	4,500,000,000	4,500,000,000
Common stock shares issued	298,232,556	314,790,482	300,002,001
Common stock shares outstanding	298,005,269	314,429,299	299,441,846
Common Class C [Member]
Common stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	800,000,000	800,000,000	800,000,000
Common stock shares issued	0	0	0
Common stock shares outstanding	0	0	0